CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, shares authorized	100,000,000	100,000,000		545,454	0	283,018	0
Convertible preferred stock, issued	0	828,472		545,454	0	283,018	0
Convertible preferred stock, outstanding	0	828,472		545,454	0	283,018	0
Preferred Stock, Liquidation Preference Per Share				$ 11.00	$ 11.00	$ 10.60	$ 10.60
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	240,000,000	240,000,000
Common stock, issued	185,448,022	179,167,112	17,162,016
Common stock, outstanding	185,448,022	179,167,112	17,162,016